Financial instruments - Fair Values and Risk Management - Summary of Reconciliation From The Opening Balances To The Closing Balances For Level 3 Fair Values (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Reconciliation Of Fair Value Of Financial Assets And Financial Liabilities Using Significant Unobservable Inputs [Line Items]
Balance as of January 1, 2021	€ 957,017
Balance as of December 31, 2021	1,771,121
Balance as of January 1, 2021	792,885
Balance as of December 31, 2021	1,035,487
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Disclosure Of Reconciliation Of Fair Value Of Financial Assets And Financial Liabilities Using Significant Unobservable Inputs [Line Items]
Balance as of January 1, 2021	0
Assumed in a business combination	8,246
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	190
Balance as of December 31, 2021	8,436
Equity investments [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Financial Assets And Financial Liabilities Using Significant Unobservable Inputs [Line Items]
Balance as of January 1, 2021	0
Acquisition	2,605
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	0
Balance as of December 31, 2021	2,605
Loans to consumers [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Financial Assets And Financial Liabilities Using Significant Unobservable Inputs [Line Items]
Balance as of January 1, 2021	2,665
Acquisition	0
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	(2,665)
Balance as of December 31, 2021	€ 0